Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 8,338	$ 7,818	$ 8,462
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	681	651	660
Amortization of intangible assets	2,150	1,958	1,786
Amortization of right-of-use assets	92	72
Amortization of other assets	72	50	93
Loss on disposal of property and equipment			(30)
Changes in operating assets and liabilities:
Accounts receivable and unbilled receivable	(982)	66	(1,451)
Prepayments and other current assets	(9,697)	(712)	(2,370)
Deferred IPO costs	1,095	(1,095)
Right-of-use assets	(161)
Due from the related party		397	7
Accounts payable	(98)	51	25
Unearned revenues	(94)	(20)	142
Accrued expenses and other current liabilities	(362)	548	(26)
Due to the related parties	(1,066)	1,016	1
Tax payables	551	(45)	131
Inventories	38	11	(126)
Net cash provided by operating activities	557	10,766	7,304
Cash Flows from Investing Activities:
Purchases of property and equipment	(3,204)	(1,950)	(28)
Purchase of intangible assets	(2,063)	(892)
The deposits for Haicang property	(4,598)
Proceeds from disposal of equipment			589
Net cash (used in)/provided by investing activities	(9,865)	(2,842)	561
Cash Flows from Financing Activities:
Repayments on short-term loans		(327)
Proceeds from IPO	14,098
Net cash provided by /(used in) financing activities	14,098	(327)
Effect of exchange rate changes on cash and cash equivalents	(1,533)	(1,843)	315
Net increase in cash and cash equivalents	3,257	5,754	8,180
Cash at the beginning of year	22,599	16,845	8,665
Cash at the end of year	25,856	22,599	16,845
Supplemental disclosures of cash flows information:
Cash paid for income taxes	2,630	2,955	2,976
Cash paid for interest expense		1	15
Supplemental disclosures of non-cash information:
Obtaining right-of-use assets in exchange for operating lease liabilities	23	266
Purchase of intangible assets prepaid in prior year	$ 667	$ 2,081